Employee Benefit Plans - Schedule of Aggregate Amounts Charged to Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Defined Contribution Plan, Cost Recognized	$ 15	$ 46	$ 45